UPDATING SUMMARY PROSPECTUS MAY 1, 2026

College Retirement Equities Fund (CREF)

Individual, group and tax-deferred variable annuity products

This Updating Summary Prospectus summarizes key features of the individual, group and tax-deferred variable annuity products CREF offers. This Updating Summary Prospectus also provides a summary of certain Contract features that have changed. The statutory prospectus (“Statutory Prospectus”) and Statement of Additional Information (“SAI”) for CREF, each dated May 1, 2026, as subsequently supplemented, contain more information about CREF’s features, benefits and risks. The Statutory Prospectus and SAI are incorporated by reference into this Updating Summary Prospectus.

You can find these documents and other information about CREF online at www.tiaa.org/cref_pro. You can also obtain this information at no cost by calling 877-518-9161 or by sending an email request to disclosure@tiaa.org.

You should be aware that investing in a CREF variable annuity product involves financial risk and you could lose money. CREF does not guarantee the performance of your investments, and you bear all investment risks. This is an important consideration as you plan your financial future.

If you are an employee of a college, university, educational institution, research organization, governmental institution, or nonprofit organization, CREF offers you variable annuities and tax-deferred savings plans. CREF’s main purpose is to invest for your retirement through our investment options.

When you invest with CREF, you can choose from eight different investment accounts. Each Account offers four classes (each, a “class”) of accumulation or annuity units (collectively, “units”): Class R1, Class R2, Class R3, and Class R4. The class you select will determine specific aspects of your investment, including fees and features.

Accounts & Ticker Symbols	Class R1	Class R2	Class R3	Class R4
Total Global Stock Account (formerly Stock Account)	QCSTRX	QCSTPX	QCSTIX	QCSTFX
Global Equities Account	QCGLRX	QCGLPX	QCGLIX	QCGLFX
Growth Account	QCGRRX	QCGRPX	QCGRIX	QCGRFX
S&P 500 Index Account (formerly Equity Index Account)	QCEQRX	QCEQPX	QCEQIX	QCEQFX
Core Bond Account	QCBMRX	QCBMPX	QCBMIX	QCBMFX
Inflation-Linked Bond Account	QCILRX	QCILPX	QCILIX	QCILFX
Responsible Balanced Account (formerly Social Choice Account)	QCSCRX	QCSCPX	QCSCIX	QSCCFX
Money Market Account	QCMMRX	QCMMPX	QCMMIX	QCMMFX

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CREF offers the following types of annuities and products:

Retirement Product	Available Classes
RA (Retirement Annuity)	R1, R2, R3
GRA (Group Retirement Annuity)	R1, R2, R3
SRA (Supplemental Retirement Annuity)	R1, R2, R3
GSRA (Group Supplemental Retirement Annuity)	R1, R2, R3
Retirement Choice and Retirement Choice Plus Annuity	All Classes
GA (Group Annuity) and Institutionally Owned GSRAs	R1, R2, R3
Traditional, Roth IRA and Rollover (Individual Retirement Annuity) including SEP IRAs (Simplified Employee Pension Plans)	R3 only
Keogh (no longer offered)	R1 only
ATRA (After-Tax Retirement Annuity)	R2 only

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Updating Summary Prospectus. Any representation to the contrary is a criminal offense. The CREF Accounts are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.

Table of contents

Updated information about your Contract 3 Fee and expense tables of each Contract 7	Important information you should consider about the Contract 4 Appendix: Accounts available under the Contract 11

2     Updating Summary Prospectus  ■  College Retirement Equities Fund

Updated information about your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.

Effective August 1, 2025, the CREF class eligibility for all IRA products changed from Class R1 to Class R3.

Effective November 30, 2025, the Board of Trustees of CREF approved a change in the following Accounts’ names: the CREF Equity Index Account was changed to the CREF S&P 500 Index Account; the CREF Stock Account was changed to the CREF Total Global Stock Account; and the CREF Social Choice Account was changed to the CREF Responsible Balanced Account.

The Board of Trustees of the CREF S&P 500 Index Account also approved changes to its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“Name Policy”), which went into effect on November 30, 2025. The CREF S&P 500 Index Fund’s existing Name Policy was changed to the following: “Under normal circumstances, the Account invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities that comprise the S&P 500®Index.” Corresponding changes were made to the Prospectus, including changes to reflect that, for new Name Policy purposes, “equity securities” include equity securities of any type, including common stocks; preferred securities; warrants to purchase common stocks and preferred securities; convertible debt securities that are either in the money or immediately convertible into common stocks or preferred securities; common and preferred securities issued by master limited partnerships and real estate investment trusts; depositary receipts; and other securities with equity securities.

The Board of Trustees of the CREF Growth Account approved the following changes to the Account’s non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“Name Policy”), which went into effect on November 30, 2025. The Account’s existing Name Policy was changed to the following: “Under normal circumstances, the Account invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities of large-capitalization growth companies.” Corresponding changes were made to the Prospectus, including changes to reflect that, for new Name Policy purposes, large-capitalization companies are those that have market capitalizations within the range of the companies in the Russell 1000®Index on the last business day of the month in which its most recent reconstitution was completed. Growth companies are those constituents of at least one of the following indexes on the last business day of the month in which the most recent reconstitution was completed: Russell 3000®Growth Index, S&P 1500®Growth Index, MSCI World IMI Growth Index.

College Retirement Equities Fund  ■  Updating Summary Prospectus     3

In connection with the renaming of the CREF Social Choice Account to the CREF Responsible Balanced Account, the Board of Trustees also approved the addition of the following non-fundamental investment policy for the Account, which was adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“Name Policy”): “Under normal circumstances, the Account invests at least 80% of its assets in securities that meet the Account’s ESG criteria.”

Effective January 7, 2026, Scott Tonneson and Willis Tsai were named portfolio managers of the CREF Growth Account. Saira Malik and Terrence Kontos are no longer portfolio managers of the CREF Growth Account.

Effective February 27, 2026, certain adjustments to the CREF Responsible Balanced Account’s environmental, social and governance (ESG) criteria utilized by the equity portion of the Account were implemented.

Lastly, as CREF’s expenses are based on an estimate of what CREF’s actual costs during the year period from May 1, 2026 to April 30, 2027 will be, its estimated expenses for 2026 have changed since last year. These estimated expenses are applicable to all Contracts covered by this Updating Summary Prospectus.

Important information you should consider about the Contract

Location in Statutory Prospectus
FEES AND EXPENSES
Charges for early withdrawals	• None	How to transfer and withdraw your money
Transaction charges

• The Contract does not impose a transaction charge nor a transfer charge.

• Currently, TIAA does not charge CREF participants for transfers of their accumulations to the TIAA Traditional annuity product. However, TIAA reserves the right to charge CREF participants in the accumulation phase a fee on transfers to TIAA Traditional in the future. CREF participants will receive prior notice of the imposition of such a transfer fee.

Fee and expense tables of each Contract
	• A $75 origination fee ($125 for residential loans) and a $25 annual maintenance fee will apply to Retirement Plan Loans.	Loans

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Location in Statutory Prospectus
Ongoing fees and expenses (annual charges)

The table below describes the fees and expenses (not including any fees of a financial advisor) that you may pay each year, depending on the options you choose. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

Fee and expense tables of each Contract
	Annual Fee	Minimum	Maximum
	Annual Contract Expenses (varies by investment Account and Class) (as a percentage of average annual net assets)	CREF Money Market Account, Class R4: 0.025%	CREF Total Global Stock Account, Class R1: 0.430%
	Optional benefits available for an additional charge (for single optional benefit, if elected)	N/A	N/A

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost (not including any fees of a financial advisor) you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add charges for early withdrawals that substantially increase costs.

	Lowest Annual Cost: CREF Money Market Account, Class R4: $24	Highest Annual Cost: CREF Total Global Stock Account, Class R1: $411

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Least expensive combination of Contract Classes and Account management fees

• No optional benefits

• No sales charges

• No additional purchase payments, transfers, or withdrawals

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of Contract Classes, Account management fees, and optional benefits

• No sales charges

• No additional purchase payments, transfers, or withdrawals

RISKS
Risk of loss	• You can lose money by investing in your Contract, including loss of principal.			Principal risks of investing in the Contract

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Location in Statutory Prospectus
Not a short-term investment

• The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash (except for the Money Market Account).

• The benefits of a tax deferral product, adding premiums over time to the value of your Contract and long-term income means the Contract is generally more beneficial to investors with a long-term horizon.

• Your employer’s plan or the Internal Revenue Code (“IRC”) may impose restrictions on your ability to redeem your accumulation under certain circumstances.

• If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize.

Principal risks of investing in the Contract
Risks associated with investments

• An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the Accounts you choose under the Contract.

• Each Account has its own unique risks.

• You should review the Accounts before making an investment decision.

Principal risks of investing in the Contract Appendix B—Additional information about the Accounts available under the Contract
Insurance risks

• An investment in the Contract is subject to risks related to CREF, and any obligations, guarantees or benefits of the Contract are subject to CREF’s claims-paying ability. CREF may not be able to meet its obligations to you. CREF is not an insurance company.

Principal risks of investing in the Contract
RESTRICTIONS
Investments

• Though the Accounts are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those Accounts available under the terms of your employer’s plan and this Prospectus.

• Your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

• We have adopted policies and procedures to discourage market timing and excessive transaction activity.

• We reserve the right to add or close Accounts, substitute another Account without your consent, or combine Accounts. A substituted Account may have different fees and expenses.

Who we are and other related information Market timing/excessive trading policy

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Location in Statutory Prospectus
Optional benefits

• Certain optional benefits are subject to a minimum dollar amount. We reserve the right to cancel optional benefits at any time.

• There are restrictions on the frequency of transactions within a certain period.

• We may modify or terminate the transfer feature of the Contract at any time.

Benefits available under the Contract Other features of the Contract
TAXES
Tax implications

• You should consult with a qualified tax professional to determine the tax implications of an investment in the Accounts and annuity payments received under the Contract.

• Withdrawals on your Contract will be subject to ordinary income tax and may be subject to premature distribution taxes if taken before age 59½.

• Generally, you are not taxed until you make a withdrawal from the Contract.

• Premium taxes may apply with respect to the Contract.

• If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.

Taxes
CONFLICTS OF INTEREST
Financial professional compensation

• Some financial professionals may receive compensation for selling the Contract to you, in the form of an additional cash benefit (e.g., a bonus). Accordingly, your financial professional may have a financial incentive to offer or recommend the Contract over another investment.

Conflicts of interest
Exchanges

• Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

How to transfer and withdraw your money

Fee and expense tables of each Contract

The following tables describe the fees and estimated expenses you will pay when buying, owning, surrendering, or making withdrawals from the Contract. These estimates typically change from year to year. TIAA or subsidiaries of TIAA provide or arrange for the provision of services for CREF “at cost” to TIAA and its affiliates. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and estimated expenses you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between Accounts. State premium taxes

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(which vary by state) may also be deducted. These fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract value or other assets or any plan-level fees for TIAA recordkeeping. If such charges were reflected, the fees and expenses would be higher.

TRANSACTION EXPENSES

	Charge on all accounts
Expense type	Class R1	Class R2	Class R3	Class R4
Sales load imposed on purchases (as a percentage of premiums)	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of premiums or amount surrendered, as applicable)	none	none	none	none
Exchange fee or Redemption fee[1]	none	none	none	none
General loan origination fee	$75	$75	$75	$75
Residential loan origination fee	$125	$125	$125	$125
Annual loan maintenance fee	$25	$25	$25	$25

[1]

Currently, TIAA does not charge CREF participants for transfers of their accumulations to the TIAA Traditional Annuity product. However, TIAA reserves the right to charge CREF participants in the accumulation phase a fee on transfers to TIAA Traditional in the future. CREF participants will receive prior notice of the imposition of such a transfer fee.

The next table describes the fees and expenses of each Account (not including any advisory fees paid to financial intermediaries) you will pay each year during the time you own the Contract. These fees and expenses typically change from year to year.

ESTIMATED ANNUAL CONTRACT EXPENSES
(as a percentage of average net assets)

	Base contract expenses	Management fees	Other expenses: Administrative expenses	Other expenses: Distribution expenses	Total other expenses	Total annual expense deductions

Total Global Stock Account
Class R4	0.005%	0.090%	0.005%	0.005%	0.010%	0.105%
Class R3	0.005	0.090	0.130	0.020	0.150	0.245
Class R2	0.005	0.090	0.170	0.025	0.195	0.290
Class R1	0.005	0.090	0.300	0.035	0.335	0.430

Global Equities Account
Class R4	0.005%	0.080%	0.005%	0.005%	0.010%	0.095%
Class R3	0.005	0.080	0.130	0.020	0.150	0.235
Class R2	0.005	0.080	0.170	0.025	0.195	0.280
Class R1	0.005	0.080	0.300	0.035	0.335	0.420

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	Base contract expenses	Management fees	Other expenses: Administrative expenses	Other expenses: Distribution expenses	Total other expenses	Total annual expense deductions

Growth Account
Class R4	0.005%	0.050%	0.005%	0.005%	0.010%	0.065%
Class R3	0.005	0.050	0.130	0.020	0.150	0.205
Class R2	0.005	0.050	0.170	0.025	0.195	0.250
Class R1	0.005	0.050	0.300	0.035	0.335	0.390

S&P 500 Index Account
Class R4	0.005%	0.015%	0.005%	0.005%	0.010%	0.030%
Class R3	0.005	0.015	0.130	0.020	0.150	0.170
Class R2	0.005	0.015	0.170	0.025	0.195	0.215
Class R1	0.005	0.015	0.300	0.035	0.335	0.355

Core Bond Account
Class R4	0.005%	0.065%	0.005%	0.005%	0.010%	0.080%
Class R3	0.005	0.065	0.130	0.020	0.150	0.220
Class R2	0.005	0.065	0.170	0.025	0.195	0.265
Class R1	0.005	0.065	0.300	0.035	0.335	0.405

Inflation-Linked Bond Account
Class R4	0.005%	0.015%	0.005%	0.005%	0.010%	0.030%
Class R3	0.005	0.015	0.130	0.020	0.150	0.170
Class R2	0.005	0.015	0.170	0.025	0.195	0.215
Class R1	0.005	0.015	0.300	0.035	0.335	0.355

Responsible Balanced Account
Class R4	0.005%	0.060%	0.005%	0.005%	0.010%	0.075%
Class R3	0.005	0.060	0.130	0.020	0.150	0.215
Class R2	0.005	0.060	0.170	0.025	0.195	0.260
Class R1	0.005	0.060	0.300	0.035	0.335	0.400

Money Market Account
Class R4	0.005%	0.010%	0.005%	0.005%	0.010%	0.025%
Class R3	0.005	0.010	0.130	0.020	0.150	0.165
Class R2	0.005	0.010	0.170	0.025	0.195	0.210
Class R1	0.005	0.010	0.300	0.035	0.335	0.350

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Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Account operating expenses. This example does not reflect any advisory fees paid to financial intermediaries from your Contract value or other assets or any plan-level fees for TIAA recordkeeping. If such charges were reflected, the costs of the Contract would be higher.

The example assumes that you invest $100,000 in the Contract for the time periods indicated and surrender your Contract at the end of each of these time periods. The example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Account operating expenses. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years

Total Global Stock Account
Class R4	$108	$339	$593	$1,346
Class R3	$251	$789	$1,379	$3,119
Class R2	$297	$933	$1,631	$3,683
Class R1	$440	$1,381	$2,410	$5,422

Global Equities Account
Class R4	$97	$307	$537	$1,219
Class R3	$241	$757	$1,323	$2,993
Class R2	$287	$901	$1,575	$3,558
Class R1	$430	$1,349	$2,354	$5,299

Growth Account
Class R4	$67	$210	$368	$835
Class R3	$210	$660	$1,155	$2,615
Class R2	$256	$805	$1,407	$3,182
Class R1	$399	$1,253	$2,188	$4,928

S&P 500 Index Account
Class R4	$31	$97	$170	$386
Class R3	$174	$548	$959	$2,173
Class R2	$220	$693	$1,211	$2,741
Class R1	$363	$1,141	$1,993	$4,494

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	1 year	3 years	5 years	10 years

Core Bond Account
Class R4	$82	$258	$452	$1,027
Class R3	$225	$709	$1,239	$2,804
Class R2	$271	$853	$1,491	$3,370
Class R1	$414	$1,301	$2,271	$5,114

Inflation-Linked Bond Account
Class R4	$31	$97	$170	$386
Class R3	$174	$548	$959	$2,173
Class R2	$220	$693	$1,211	$2,741
Class R1	$363	$1,141	$1,993	$4,494

Responsible Balanced Account
Class R4	$77	$242	$424	$963
Class R3	$220	$693	$1,211	$2,741
Class R2	$266	$837	$1,463	$3,307
Class R1	$409	$1,285	$2,243	$5,052

Money Market Account
Class R4	$26	$81	$142	$322
Class R3	$169	$532	$931	$2,109
Class R2	$215	$676	$1,183	$2,678
Class R1	$358	$1,125	$1,965	$4,432

Appendix: Accounts available under the Contract

The following is a list of the Accounts available under the Contract. Not all Accounts may be available under the terms of your employer’s plan. You may only invest in those Accounts available under the terms of your employer’s plan and this Prospectus. TIAA-CREF Investment Management, LLC (“TCIM”) manages the assets of each Account under the supervision of the Board of Trustees of CREF.

More information about the Accounts is available in the Statutory Prospectus for the Contract, which can be requested at no cost by following the instructions on the front cover page. The current expenses and performance information below reflect Contract fees and expenses that are paid by each investor in CREF Class R3 units, but does not reflect the impact of any advisory fees paid to financial intermediaries or TIAA plan pricing arrangements. If such charges were reflected, the fees and expenses would be higher. Each Account’s past performance is not necessarily an indication of future performance.

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			Average annual total returns 12/31/2025 (Class R3)
Investment objective	Account Adviser	Current expenses (Class R3)	One year	Five years	Ten years

Seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.	Total Global Stock Account TCIM	0.245%	21.46%	10.94%	11.89%

Seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.	Global Equities Account TCIM	0.235	21.67	11.10	11.85

Seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.	Growth Account TCIM	0.205	16.81	12.92	16.23

Seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.	S&P 500 Index Account TCIM	0.170	17.11	13.02	14.10

Seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.	Core Bond Account TCIM	0.220	7.50	0.07	2.42

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.	Inflation-Linked Bond Account TCIM	0.170	7.19	2.72	3.35

Seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.	Responsible Balanced Account TCIM	0.215	15.03	6.49	8.23

Seeks high current income consistent with maintaining liquidity and preserving capital.	Money Market Account TCIM	0.165	4.20	3.09	1.99

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More information about CREF is contained in its Statutory Prospectus, dated May 1, 2026, and its Statement of Additional Information (“SAI”), dated May 1, 2026, each of which is incorporated by reference into this Summary Prospectus. The Statutory Prospectus, SAI and CREF’s annual report for the year ended December 31, 2025 and semi-annual report for the period ended June 30, 2025, which are incorporated by reference herein, are on file with the SEC. For a free copy of any of these documents, to request additional information about CREF or the Accounts or to make other investor inquiries, visit our website at www.tiaa.org, write to us at 730 Third Avenue, New York, NY 10017-3206, Attn: TIAA Imaging Services or call us at 877-518-9161.

You may also obtain reports and other information about CREF on the SEC’s website at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

How to reach us

By mail

Send all notices, forms, requests or payments to:

TIAA
P.O. Box 1259
Charlotte, NC 28201

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org
24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252
24 hours a day, 7 days a week

National Contact Center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252
8 a.m. to 10 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059
8 a.m. to 7 p.m. (ET), Monday–Friday

Advisor services

888-842-0318
8 a.m. to 7:30 p.m. (ET), Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, Member FINRA and the Securities Investor Protection Corporation (“SIPC”), distributes securities products. SIPC only protects customers’ securities and cash held in brokerage accounts. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association of America (TIAA) and College Retirement Equities Fund (CREF), New York, NY. Each is solely responsible for its own financial condition and contractual obligations.

©2026 Teachers Insurance and Annuity Association of America–College Retirement
Equities Fund, 730 Third Avenue, New York, NY 10017-3206

Printed on paper containing recycled fiber

EDGAR contract identifiers: C000154473, C000154474, C000154475, C000234671, C000154476, C000154477, C000154478, C000234672, C000154479, C000154480, C000154481, C000234673, C000154482, C000154483, C000154484, C000234674, C000154485, C000154486, C000154487, C000234675, C000154488, C000154489, C000154490, C000234676, C000154491, C000154492, C000154493, C000234677, C000154494, C000154495, C000154496, C000234678

A41188 (5/26)